Investments (Tables)	12 Months Ended
Dec. 31, 2024
Investments, Financial Assets [Abstract]
Disclosure of noncurrent financial assets

	2024	2023
	$m	$m
Cost
At 1 January	16.2	16.4
Additions	5.1	0.2
Revaluation of investments held at FVTOCI	3.4	—
Change in value of investments held at FVTPL	—	(0.4)
Disposals	(0.7)	—
At 31 December	24.0	16.2

Listed investments	12.6	10.7
Unlisted investments	11.4	5.5
At 31 December	24.0	16.2